Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2021
Other Operating Expenses [Abstract]
OTHER OPERATING INCOME AND EXPENSES

NOTE 34

OTHER OPERATING INCOME AND EXPENSES

a)	Other operating income is comprised of the following components:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Income from assets received in lieu of payment	5,479	5,934	5,613
Release of contingencies provisions	-	503	-
Other income	4,912	1,769	7,388
Income from sale of property, plant and equipment	673	865	2,456
Pension plan interest	640	-	-
Compensation from insurance companies due to damages (1)	45	255	4,681
Rental income	286	253	-
Operational risk expense recovery	2,389	-	-
Tax recovery	214	250	-
Income from business alliance	440	72	-
Other	225	74	251
Total	10,391	8,206	13,001

(1)	Mainly related to recoveries from fraud claims.

b)	Other operating expenses are detailed as follows:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Allowances and expenses for assets received in lieu of payment	1,744	2,941	3,900
Provision on assets received in lieu of payment	349	1,456	1,828
Expenses for maintenance of assets received in lieu of payment	1,395	1,485	2,072
Credit card expenses	272	546	1,077
Customer services	1,825	1,559	2,456
Other expenses	103,978	72,760	41,870
Operating charge-offs and provision	11,277	10,926	8,644
Life insurance and general product insurance policies (1)	45,948	32,987	21,205
Commercial representation expenses	8,720	3,501	256
Customer services	2,590	2,511	2,808
Expenses associated leasing operations (2)	3,772	3,628	888
Expenses associated factoring operations	414	536	673
Commercial alliance expenses	878	-	-
Lawsuits provision	493	50	619
Donations	119	2,360	-
Retail association payment	274	326	343
Sale of property plant and equipment	-	-	67
Sale of participation on associates	-	20	126
Expense on social commotion event	-	-	1,823
Non-recurrent expenses	-	6,622	-
Other	29,943	9,293	4,418
Total	107,819	77,806	49,303

(1)	New Fraud Law became effective on 2020, under which the Bank assumes responsibility against card fraud and electronic transactions.
(2)	Includes leasing land taxes, which were modified in 2020 (Tax Modernization Law).